AB Active ETFs, Inc.

AB Disruptors ETF

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 49.1%
Communications Equipment – 1.3%
Arista Networks, Inc.(a)	12,337	$3,424,011

Electronic Equipment, Instruments & Components – 2.5%
Celestica, Inc. (Toronto)(a)	69,674	2,963,235
Coherent Corp.(a)	21,928	1,304,278
Keyence Corp.	5,130	2,400,649

		6,668,162

IT Services – 3.3%
EPAM Systems, Inc.(a)	8,937	2,720,423
MongoDB, Inc.(a)	5,952	2,663,996
Shopify, Inc. – Class A(a)	31,069	2,372,739
Snowflake, Inc. – Class A(a)	6,224	1,171,855

		8,929,013

Semiconductors & Semiconductor Equipment – 23.7%
Advanced Micro Devices, Inc.(a)	23,769	4,576,246
Advantest Corp.	75,690	3,494,474
Analog Devices, Inc.	9,016	1,729,449
Applied Materials, Inc.	14,495	2,922,482
ARM Holdings PLC (ADR)(a)	21,821	3,077,634
ASML Holding NV	5,887	5,545,624
Broadcom, Inc.	4,231	5,502,373
Cirrus Logic, Inc.(a)	20,458	1,878,454
Credo Technology Group Holding Ltd.(a)	64,898	1,397,903
Disco Corp.	9,017	2,907,466
Impinj, Inc.(a)	18,217	1,989,661
Lam Research Corp.	2,184	2,049,138
Marvell Technology, Inc.	36,309	2,601,903
Micron Technology, Inc.	13,965	1,265,369
Monolithic Power Systems, Inc.	2,829	2,036,993
NVIDIA Corp.	15,646	12,377,863
ON Semiconductor Corp.(a)	17,564	1,386,151
Onto Innovation, Inc.(a)	16,909	3,113,961
Taiwan Semiconductor Manufacturing Co., Ltd.	120,607	2,632,716
Texas Instruments, Inc.	7,135	1,193,899

		63,679,759

Software – 16.5%
Adobe, Inc.(a)	4,821	2,701,110
Cloudflare, Inc. – Class A(a)	17,702	1,744,355
Confluent, Inc. – Class A(a)	77,056	2,609,887
Crowdstrike Holdings, Inc. – Class A(a)	7,712	2,499,845
Datadog, Inc. – Class A(a)	18,925	2,487,880
Elastic NV(a)	15,026	2,010,629
Fortinet, Inc.(a)	36,633	2,531,707
HubSpot, Inc.(a)	3,702	2,290,835
Microsoft Corp.	11,963	4,948,375
Monday.com Ltd.(a)	6,111	1,362,814
Nutanix, Inc. – Class A(a)	45,925	2,900,623

Company	Shares	U.S. $ Value

Palantir Technologies, Inc. – Class A(a)	80,604	$2,021,548
Palo Alto Networks, Inc.(a)	9,439	2,931,281
Procore Technologies, Inc.(a)	26,727	2,085,508
Salesforce, Inc.(a)	8,644	2,669,440
Samsara, Inc. - Class A(a)	55,626	1,921,878
SentinelOne, Inc. - Class A(a)	69,159	1,948,209
ServiceNow, Inc.(a)	3,202	2,469,831

		44,135,755

Technology Hardware, Storage & Peripherals – 1.8%
Dell Technologies, Inc. - Class C	22,524	2,132,122
Super Micro Computer, Inc.(a)	1,720	1,489,727
Western Digital Corp.(a)	22,124	1,315,714

		4,937,563

		131,774,263

Health Care – 15.4%
Biotechnology – 1.9%
AbbVie, Inc.	14,892	2,621,736
Regeneron Pharmaceuticals, Inc.(a)	2,631	2,541,783

		5,163,519

Health Care Equipment & Supplies – 6.2%
Boston Scientific Corp.(a)	50,003	3,310,699
Dexcom, Inc.(a)	17,567	2,021,435
Hoya Corp.	23,000	2,994,287
Intuitive Surgical, Inc.(a)	14,168	5,463,181
Stryker Corp.	8,080	2,820,485

		16,610,087

Health Care Providers & Services – 0.9%
McKesson Corp.	4,736	2,469,398

Life Sciences Tools & Services – 4.2%
Illumina, Inc.(a)	13,222	1,848,832
Lonza Group AG (REG)	6,057	3,177,939
Repligen Corp.(a)	9,689	1,879,569
Sartorius AG	6,532	2,472,599
Thermo Fisher Scientific, Inc.	3,427	1,954,007

		11,332,946

Pharmaceuticals – 2.2%
Eli Lilly & Co.	3,706	2,793,138
Novo Nordisk A/S - Class B	24,462	2,910,951

		5,704,089

		41,280,039

Industrials – 14.8%
Aerospace & Defense – 4.1%
BAE Systems PLC	118,333	1,859,092
HEICO Corp.	9,494	1,836,140
Howmet Aerospace, Inc.	44,589	2,967,398
Rheinmetall AG	3,582	1,643,535
Rolls-Royce Holdings PLC(a)	564,628	2,636,209

		10,942,374

Company	Shares	U.S. $ Value

Building Products – 0.7%
Trane Technologies PLC	6,848	$1,930,931

Construction & Engineering – 1.7%
MasTec, Inc.(a)	20,386	1,538,328
Quanta Services, Inc.	12,244	2,957,048

		4,495,376

Electrical Equipment – 6.1%
ABB Ltd. (REG)	69,964	3,236,041
Eaton Corp. PLC	16,697	4,825,433
Prysmian SpA	52,317	2,607,114
Schneider Electric SE	12,730	2,890,157
Vertiv Holdings Co. - Class A	40,511	2,739,354

		16,298,099

Machinery – 2.2%
Mitsubishi Heavy Industries Ltd.	46,000	3,634,329
SMC Corp.	3,865	2,327,986

		5,962,315

		39,629,095

Communication Services – 8.6%
Entertainment – 2.8%
Netflix, Inc.(a)	5,340	3,219,593
Nintendo Co., Ltd.	42,900	2,407,697
Roku, Inc.(a)	11,802	745,650
Take-Two Interactive Software, Inc.(a)	7,272	1,068,475

		7,441,415

Interactive Media & Services – 5.2%
Alphabet, Inc. - Class A(a)	25,743	3,564,376
Meta Platforms, Inc. - Class A	16,845	8,256,240
Pinterest, Inc. - Class A(a)	35,590	1,306,153
Snap, Inc. - Class A(a)	74,076	816,317

		13,943,086

Media – 0.6%
Trade Desk, Inc. (The) - Class A(a)	19,333	1,651,618

		23,036,119

Consumer Discretionary – 6.3%
Automobile Components – 0.8%
Aptiv PLC(a)	26,707	2,122,940

Broadline Retail – 3.5%
Amazon.com, Inc.(a)	38,220	6,755,767
MercadoLibre, Inc.(a)	1,610	2,568,433

		9,324,200

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.0%
Booking Holdings, Inc.(a)	384	$1,332,031
DoorDash, Inc. - Class A(a)	22,589	2,813,912
Evolution AB	9,897	1,283,005

		5,428,948

		16,876,088

Financials – 2.0%
Financial Services - 2.0%
Adyen NV(a)	3,379	5,338,616

Real Estate - 1.4%
Real Estate Management & Development – 0.5%
Zillow Group, Inc. - Class C(a)	22,091	1,240,410

Specialized REITs – 0.9%
Equinix, Inc.	2,716	2,414,035

		3,654,445

Materials – 0.7%
Metals & Mining – 0.7%
Freeport-McMoRan, Inc.	52,393	1,980,979

Energy – 0.6%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	55,772	1,650,293

Total Common Stocks (cost $207,510,516)		265,219,937

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $2,528,019)	2,528,019	2,528,019

Total Investments – 99.8% (cost $210,038,535)(e)		267,747,956
Other assets less liabilities - 0.2%		541,470

Net Assets – 100.0%		$268,289,426

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,871,663 and gross unrealized depreciation of investments was $(1,162,242), resulting in net unrealized appreciation of $57,709,421.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Disruptors ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$114,793,334	$16,980,929	$—	$131,774,263
Health Care	32,902,202	8,377,837	—	41,280,039
Industrials	24,637,787	14,991,308	—	39,629,095
Communication Services	23,036,119	—	—	23,036,119
Consumer Discretionary	15,593,083	1,283,005	—	16,876,088
Financials	—	5,338,616	—	5,338,616
Real Estate	3,654,445	—	—	3,654,445
Materials	1,980,979	—	—	1,980,979
Energy	1,650,293	—	—	1,650,293
Short-Term Investments	2,528,019	—	—	2,528,019

Total Investments in Securities	220,776,261	46,971,695	—	267,747,956
Other Financial Instruments(a)	—	—	—	—

Total	$220,776,261	$46,971,695	$—	$267,747,956

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,545	$21,435	$20,452	$2,528	$53